Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9.	Income taxes:

Total income tax expense varies from the amounts that would be computed by applying the statutory rate to income (loss) before taxes for the following reasons:

	2012	2011	2010
Statutory income tax rate	26.50%	28.25%	31%
Income tax expense (recovery) on income (loss) before income taxes	$(1,157,509)	$(1,564,088)	$578,855
Increase (decrease) in income taxes resulting from:
Change in tax rate	(796,415)	155,286	(167,190)
Permanent differences	79,327	226,807	191,541
Provision to return true-ups	25,786	-	(355,640)
	(1,848,811)	(1,181,995)	247,566
Change in valuation allowance	1,848,811	1,181,995	(247,566)
	$–	$–	$–

The tax effects of significant temporary differences representing future tax assets are as follows:

Deferred tax assets:	2012	2011	2010
Operating loss carryforwards	$5,915,633	$4,962,192	$4,099,392
Capital loss carryforwards	242,555	230,443	230,443
Share issue costs	-	1,722	1,722
Research and development costs	4,670,407	4,139,600	3,867,819
Property and equipment, accounting basis less than tax basis	5,836,513	5,482,340	5,434,926
	$16,665,108	$14,816,297	$13,634,302
Valuation allowance	(16,665,108)	(14,816,297)	(13,634,302)
Net deferred tax assets	$–	$–	$–

The increase in valuation allowance of $1,848,811 relates to non-recognition of the benefit of the current year loss and of an increase in the value of tax attributes due to a change in tax rates. The 2011 year’s increase in valuation allowance of $1,181,995 comprises an increase of $1,181,995 related primarily to non-recognition of the benefits associated with the 2011 losses offset by charges in tax rates and the 2010 year’s reduction in valuation allowance of $247,566 comprises an increase of $355,640 relating to provision to tax return true-up items offset by the application of non-capital loss carryforwards, the benefit of which had not been previously recognized in the amount of $696,625.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers projected future taxable income, uncertainties related to the industry in which the Company operates and tax planning strategies in making this assessment.

At December 31, 2012, the Company has non-capital losses available for carryforward for Canadian income tax purposes amounting to $16,508,049 These losses expire in the following fiscal years:

2014	2,805,442
2015	4,080,632
2026	2,033,600
2027	1,293,038
2031	3,450,387
2032	2,844,950
$ 16,508,049

The Company also has non-capital losses available for carryforward for United States income tax purposes amounting to $3,891,000 expiring between 2018 and 2031.